Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

March 31, 2020

CMB-QTLY-0520
1.967797.106

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 53.9%
	Principal Amount	Value
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	950,000	975,498
Black Belt Energy Gas District Bonds Series 2016 A, 4%, tender 6/1/21 (a)	8,825,000	8,922,781

TOTAL ALABAMA		9,898,279

Alaska - 0.6%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	$8,615,000	$8,706,480
Series 2003 C, 5% 1/1/21	2,775,000	2,804,467

TOTAL ALASKA		11,510,947

Arizona - 1.2%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2018 A, 5% 6/1/22	630,000	679,606
Series 2015 A, 5% 6/1/22	100,000	107,874
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/21	920,000	972,284
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	9,395,000	9,398,317
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	820,292
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 5.09%, tender 10/18/22 (a)(c)	8,270,000	8,257,016
Series B, 5%, tender 10/18/22 (a)	2,500,000	2,713,750
Phoenix Civic Impt. Board Arpt. Rev. Series 2018, 5% 7/1/22 (b)	1,000,000	1,069,670

TOTAL ARIZONA		24,018,809

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,304,331
California - 1.9%
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 1.043%, tender 8/1/21 (a)(c)	21,270,000	21,286,378
Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.043%, tender 8/1/21 (a)(c)	5,960,000	5,964,589
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (b)	1,700,000	1,868,487
Series 2018 C, 5% 5/15/22 (b)	6,490,000	6,941,509
Series 2019 A, 5% 5/15/23 (b)	765,000	840,819
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2013 A, 5% 5/1/22 (b)	920,000	978,595

TOTAL CALIFORNIA		37,880,377

Colorado - 1.0%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	980,000	1,002,471
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	335,000	337,105
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	2,675,000	2,797,381
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	1,210,000	1,270,306
Series 2011 A:
5% 11/15/21 (b)	5,000,000	5,249,200
5.75% 11/15/20 (b)	1,830,000	1,873,598
Series 2012 A, 5% 11/15/22 (b)	1,000,000	1,084,560
Series 2013 A, 5% 11/15/22 (b)	800,000	866,576
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,989,624
Series 2015 A:
2.35% 9/1/20	300,000	301,356
5% 9/1/20	845,000	858,029
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995,000	1,984,650
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (FSA Insured) (d)	195,000	212,716

TOTAL COLORADO		19,827,572

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	345,000	362,578
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 5.96% 4/15/20 (a)(c)	9,665,000	9,664,798
Series 2013 D, 5% 8/15/20	560,000	567,202
Series 2014 D, 5% 6/15/22	750,000	805,823
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 5.61% 6/15/21 (a)(c)	4,900,000	4,875,794
Series 2015 F, 5% 11/15/20	630,000	643,574
Series 2016 B:
5% 5/15/21	5,695,000	5,916,023
5% 5/15/23	790,000	871,338
Series 2016 E:
5% 10/15/20	3,460,000	3,524,588
5% 10/15/21	475,000	500,223
Series 2016 G, 5% 11/1/21	2,550,000	2,689,281
Series 2018 B:
5% 4/15/21	3,285,000	3,403,093
5% 4/15/22	1,430,000	1,528,727
Series 2018 E, 5% 9/15/21	595,000	624,899
Series 2018 F:
5% 9/15/21	715,000	750,929
5% 9/15/22	570,000	617,014
Series D, SIFMA Municipal Swap Index + 1.020% 5.73% 8/15/20 (a)(c)	1,935,000	1,934,651
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.) Series 2017 A, 5% 11/15/21 (b)	650,000	684,119
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 A, 5% 9/1/20	495,000	502,134
Series 2016 A, 5% 9/1/21	1,780,000	1,867,078
Series A, 5% 1/1/21	1,000,000	1,025,963
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/20 (b)	920,000	926,772
New Britain Gen. Oblig. Series 2017 A, 5% 3/1/21 (FSA Insured)	255,000	263,541

TOTAL CONNECTICUT		44,550,142

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2007 B, 5.25% 6/1/20 (FSA Insured)	1,150,000	1,157,829
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C, 5% 10/1/22 (b)	1,695,000	1,774,377
Series 2013 A, 5% 10/1/22 (b)	1,000,000	1,080,080
Series 2014 A, 5% 10/1/21 (b)	610,000	643,825
Series 2017 A, 5% 10/1/21 (b)	1,560,000	1,646,502
Series 2019 A:
5% 10/1/21 (b)	380,000	401,071
5% 10/1/22 (b)	220,000	237,618
Series 2020 A:
5% 10/1/21 (b)(d)	2,490,000	2,600,183
5% 10/1/22 (b)(d)	3,625,000	3,876,539
5% 10/1/23 (b)(d)	1,910,000	2,095,996
Series 2020 B, 5% 10/1/21 (d)	1,260,000	1,318,136

TOTAL DISTRICT OF COLUMBIA		16,832,156

Florida - 3.5%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (b)	3,760,000	3,829,861
Series 2013 A, 5% 10/1/20 (b)	700,000	713,006
Series 2019 A:
5% 10/1/21 (b)	2,400,000	2,533,464
5% 10/1/22 (b)	1,585,000	1,697,424
Series 2019 B, 5% 10/1/22 (b)	865,000	926,354
Broward County Port Facilities Rev.:
Series 2011 B:
5% 9/1/21 (b)	215,000	226,169
5% 9/1/21 (Escrowed to Maturity) (b)	430,000	450,537
5% 9/1/22 (b)	330,000	346,556
5% 9/1/22 (Pre-Refunded to 9/1/21 @ 100) (b)	670,000	701,999
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/21	7,885,000	8,227,367
Series 2015 A1, 5% 6/1/22	2,105,000	2,219,133
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009 1, 1.8%, tender 11/19/20 (a)	1,850,000	1,855,547
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 4% 10/1/22 (b)	1,070,000	1,124,795
Series 2016, 5% 10/1/20 (b)	150,000	152,787
Series 2019 A, 5% 10/1/22 (b)	4,430,000	4,764,421
Hillsborough County Aviation Auth. Rev. Series 2013 A, 5% 10/1/20 (b)	1,510,000	1,538,056
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2010 B, 5% 10/1/20	635,000	646,255
Series 2013 A, 5% 10/1/20	4,400,000	4,477,990
Series 2013 D, 5% 10/1/20	820,000	834,535
Series 2014 A, 5% 10/1/21	1,100,000	1,158,300
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/21 (b)	710,000	741,481
Series 2014:
5% 10/1/20 (b)	1,400,000	1,420,816
5% 10/1/21 (b)	820,000	856,359
Series 2015 A:
5% 10/1/20 (b)	3,800,000	3,856,500
5% 10/1/21 (b)	740,000	772,812
Series 2017 B:
2.75% 10/1/20 (b)	2,100,000	2,107,960
5% 10/1/20 (b)	1,600,000	1,623,789
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) 5% 7/1/21	1,505,000	1,571,340
Series 2014 B, 5% 7/1/21	685,000	715,195
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	1,560,000	1,576,099
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	400,000
Series 2014 D, 5% 11/1/20	485,000	495,883
Series 2015 A, 5% 5/1/21	1,060,000	1,104,158
Orange County Health Facilities Auth. Series B:
5% 10/1/20	3,340,000	3,403,572
5% 10/1/21	2,670,000	2,822,163
5% 10/1/22	2,605,000	2,840,362
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/20	1,500,000	1,518,919
Series 2014 B, 5% 8/1/21	590,000	619,819
Tampa Solid Waste Sys. Rev. Series 2013, 5% 10/1/20 (b)	4,335,000	4,413,582
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A, 5% 9/1/20	435,000	441,744

TOTAL FLORIDA		71,727,109

Georgia - 4.1%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,434,902
Clarke County Hosp. Auth. Series 2016, 5% 7/1/20	560,000	565,239
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	130,000	130,000
5% 4/1/21	300,000	310,536
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/21	1,370,000	1,435,637
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	110,000	110,000
5% 4/1/21	245,000	253,605
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	373,461
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	700,000	709,156
Series 2008 A, 5.25% 1/1/21	400,000	407,597
Series 2011 A, 5% 1/1/21	9,160,000	9,317,168
Series 2011 B, 5% 1/1/21	770,000	783,212
Series 2015 A, 5% 1/1/21	745,000	757,783
Series 2016 A, 4% 1/1/21	820,000	828,049
Series 2019 A, 5% 1/1/21	600,000	610,295
Series C, 5% 1/1/22	830,000	862,910
Series GG, 5% 1/1/21	635,000	645,658
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	110,000	110,000
3% 4/1/21	100,000	101,539
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	95,000
5% 4/1/21	240,000	248,429
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	2,435,000	2,508,440
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 5.28%, tender 12/1/23 (a)(c)	36,180,000	35,136,207
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 1.809%, tender 9/1/23 (a)(c)	23,100,000	22,993,509

TOTAL GEORGIA		82,728,332

Hawaii - 0.1%
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (FSA Insured) (b)	700,000	734,041
5% 8/1/22 (b)	750,000	802,493

TOTAL HAWAII		1,536,534

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	692,076
Illinois - 6.3%
Champaign County Cmnty. Unit:
Series 2017, 5% 1/1/21	745,000	766,096
Series 2020 A, 0% 1/1/23	200,000	192,844
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/22 (b)	2,000,000	2,103,880
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (b)	4,720,000	4,986,916
Series 2013 A:
5% 1/1/21 (b)	3,200,000	3,278,720
5% 1/1/22 (b)	2,100,000	2,218,755
5% 1/1/23 (b)	1,835,000	1,968,093
Series 2015 B, 5% 1/1/21	1,400,000	1,438,686
Series 2015 C, 5% 1/1/22 (b)	900,000	950,895
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	2,280,000	2,292,914
5% 6/1/21	975,000	1,014,088
Cook County Gen. Oblig. Series 2012 C, 5% 11/15/22	1,145,000	1,174,369
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,032,891
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,093,401
Series 2017 B, 5%, tender 12/15/22 (a)	400,000	433,696
Series 2011 A, 5% 8/15/21	775,000	814,982
Series 2019:
5% 9/1/20	550,000	557,305
5% 9/1/21	465,000	485,939
5% 9/1/22	225,000	235,573
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/20 (FSA Insured)	3,100,000	3,116,538
5% 8/1/22 (FSA Insured)	7,845,000	8,060,816
Series 2013 A, 5% 4/1/20	780,000	780,000
Series 2016:
5% 11/1/20	2,955,000	2,978,300
5% 2/1/21	150,000	151,684
Series 2017 D, 5% 11/1/20	16,675,000	16,806,482
Series 2018 A:
5% 5/1/20	3,150,000	3,153,325
5% 10/1/20	5,725,000	5,763,856
Series 2018 B, 5% 10/1/20	2,890,000	2,909,615
Series 2019 A, 5% 11/1/20	25,900,000	26,104,222
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2015 A, 5% 2/1/21	1,165,000	1,200,473
Series C, 5.25% 2/1/21	1,000,000	1,032,506
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/21	1,000,000	1,061,660
Series 2010A, 5% 7/1/20	1,305,000	1,308,932
Series 2017 A:
5% 7/1/20	520,000	524,812
5% 7/1/21	520,000	544,050
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	5,300,000	5,416,988
5% 12/1/22	3,230,000	3,506,617
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,621,807
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/21	1,000,000	1,042,080
Series 2017:
5% 6/1/22	3,200,000	3,428,480
5% 6/1/23	3,520,000	3,881,610
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	520,000	573,976
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,354,055
Series 2018 A, 5% 4/1/21	850,000	881,146
Series 2019 A, 5% 4/1/21	610,000	632,352
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	639,324

TOTAL ILLINOIS		127,515,749

Indiana - 1.6%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(b)	1,580,000	1,600,635
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	1,555,000	1,557,457
Series 2011 I, 1.65%, tender 7/1/22 (a)	5,000,000	5,007,900
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 4.99%, tender 7/2/21 (a)(c)	6,600,000	6,601,452
SIFMA Municipal Swap Index + 0.280% 4.99%, tender 7/2/21 (a)(c)	7,100,000	7,101,136
Series 2015 B, 1.65%, tender 7/2/22 (a)	2,360,000	2,354,407
Indiana Fin. Auth. Rev. Series 2016, 4% 9/1/20	470,000	475,019
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (b)	1,600,000	1,645,064
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,270,000	4,323,134
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	1,255,000	1,311,764
Series 2016 A, 5%, tender 3/1/23 (a)(b)	800,000	839,280

TOTAL INDIANA		32,817,248

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	568,400
Kentucky - 2.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	3,645,000	3,655,923
5% 5/1/21	2,040,000	2,121,832
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,360,000	5,624,302
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295,000	1,310,941
Series 2010, 5% 8/1/20	4,810,000	4,869,211
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,572,191
(Proj. No. 98) Series 2010, 5% 8/1/21	3,320,000	3,354,960
Series 2015 B, 5% 8/1/20	1,000,000	1,012,310
Series 2016:
3% 4/1/21	775,000	788,166
3% 4/1/22	895,000	921,125
Series 2017, 5% 4/1/22	900,000	965,799
Series 2018:
5% 5/1/21	2,000,000	2,080,227
5% 5/1/23	3,295,000	3,651,190
Series A:
5% 11/1/21	650,000	688,025
5% 10/1/22	940,000	1,025,173
5% 8/1/23	625,000	697,831
Series B:
5% 11/1/20	6,600,000	6,742,654
5% 8/1/21	950,000	996,845
5% 11/1/21	1,150,000	1,217,275
5% 11/1/22	645,000	705,295
Series C, 5% 11/1/21 (d)	1,795,000	1,894,174
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,239,732
Louisville & Jefferson County:
Bonds Series 2020 B, 5%, tender 10/1/23 (a)	1,000,000	1,086,150
Series 2016 A, 5% 10/1/20	580,000	590,835
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	1,150,000	1,160,718
Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,632,619

TOTAL KENTUCKY		56,605,503

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	1,800,000	1,878,156
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	540,119
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	2,530,000	2,554,328
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (b)	520,000	551,538
Series 2017 D2:
5% 1/1/21 (b)	370,000	380,140
5% 1/1/22 (b)	655,000	694,726
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	8,040,000	7,187,921
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	2,515,000	2,521,978
5% 5/15/21	1,130,000	1,159,007

TOTAL LOUISIANA		17,467,913

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	258,288
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	772,118
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 5.21%, tender 1/26/23 (a)(c)	7,400,000	7,314,900
Series 2016 I, 5% 7/1/21	890,000	931,955
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/22 (b)	1,400,000	1,483,090
Series 2016 J:
5% 7/1/21 (b)	2,840,000	2,962,745
5% 7/1/22 (b)	1,795,000	1,928,297
Series 2017 A, 4% 7/1/20 (b)	280,000	281,770

TOTAL MASSACHUSETTS		15,674,875

Michigan - 4.0%
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	255,000	255,579
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,235,730
Series A, 5% 7/1/22 (FSA Insured)	650,000	699,316
Ferris State Univ. Rev. Series 2016, 5% 10/1/20	400,000	407,593
Huron Valley School District Series 2015, 5% 5/1/21	750,000	780,416
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	480,924
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	905,000	906,980
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	385,584
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 5.19%, tender 2/1/22 (a)(c)	45,050,000	45,088,293
Series 2019 B, 3.5%, tender 11/15/22 (a)	4,325,000	4,500,379
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.85%, tender 8/2/21 (a)(b)	10,500,000	10,608,360
Milan Area Schools Series 2019, 5% 5/1/22	675,000	724,019
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	625,000	694,763
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4% 12/1/20 (FSA Insured) (b)	5,225,000	5,316,829
4.125% 12/1/22 (FSA Insured) (b)	1,100,000	1,142,075
5% 12/1/20 (b)	5,000,000	5,120,797
Series 2017 A, 5% 12/1/20	445,000	455,811
Series 2017 B, 5% 12/1/20 (b)	535,000	547,817
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,336,404

TOTAL MICHIGAN		80,687,669

Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	592,586
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 8/1/21	1,400,000	1,443,470
4% 8/1/22	1,500,000	1,577,640
4% 2/1/23	1,060,000	1,122,423
4% 8/1/23	1,170,000	1,250,250

TOTAL NEBRASKA		5,393,783

Nevada - 2.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	4,715,000	4,748,795
Series 2013 A, 5% 7/1/20 (b)	1,520,000	1,530,895
Series 2017 C, 5% 7/1/21 (b)	26,450,000	27,401,936
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (b)	1,700,000	1,761,183
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,230,000	3,231,151
Clark County School District:
Series 2015 C, 5% 6/15/23	1,000,000	1,104,600
Series 2015 D, 5% 6/15/20	440,000	443,294
Series 2016 A:
5% 6/15/21	3,075,000	3,211,038
5% 6/15/23	1,395,000	1,540,917
Series 2017 C, 5% 6/15/22	600,000	643,980
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	3,400,000	3,411,322
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,000,000	2,006,660

TOTAL NEVADA		51,035,771

New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	570,000	582,443
Series 2016, 3% 10/1/20	820,000	825,989

TOTAL NEW HAMPSHIRE		1,408,432

New Jersey - 5.4%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C:
5.25% 11/1/20 (FSA Insured)	3,400,000	3,479,592
5.25% 11/1/21 (FSA Insured)	2,100,000	2,233,077
Series B, 0% 11/1/22 (FSA Insured)	1,385,000	1,335,195
New Jersey Econ. Dev. Auth. Series NN:
5% 3/1/21	210,000	214,403
5% 3/1/21 (Escrowed to Maturity)	80,000	82,851
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	3,200,000	3,348,448
Series 2011 GG, 5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	375,000	386,205
Series 2012 II, 5% 3/1/23	430,000	444,027
Series PP, 5% 6/15/20	150,000	150,696
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	360,376
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016, 5% 7/1/21	1,000,000	1,046,880
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	7,995,000	8,177,387
Series 2011-1, 5.5% 12/1/21 (b)	6,345,000	6,752,793
Series 2013, 4% 12/1/20 (b)	1,905,000	1,935,931
Series 2014 1A:
5% 12/1/20 (b)	6,000,000	6,136,876
5% 12/1/21 (b)	4,500,000	4,752,405
Series 2015 A, 5% 12/1/20 (b)	3,200,000	3,273,000
Series 2016 1A, 5% 12/1/21 (b)	2,000,000	2,112,180
Series 2017 1A, 5% 12/1/22 (b)	300,000	326,019
Series 2017 1B:
5% 12/1/20 (b)	4,125,000	4,219,102
5% 12/1/21 (b)	340,000	359,071
Series 2018 B:
5% 12/1/20 (b)	2,925,000	2,991,727
5% 12/1/21 (b)	1,290,000	1,362,356
Series 2019 A, 5% 12/1/22	705,000	770,205
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/20 (b)	1,295,000	1,309,878
4% 4/1/21 (b)	1,405,000	1,435,271
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	2,430,000	2,439,142
5% 6/1/21	5,890,000	6,044,907
5% 6/1/22	1,890,000	1,978,528
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.447% 1/1/21 (a)(c)	485,000	482,492
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	105,000	105,645
Series 2006 A:
5.25% 12/15/20 (FSA Insured)	4,385,000	4,466,463
5.25% 12/15/20 (FSA Insured)	1,000,000	1,018,578
Series 2016 A:
5% 6/15/21	3,200,000	3,316,928
5% 6/15/22	5,415,000	5,703,295
Series 2018 A:
4% 6/15/20	675,000	676,284
5% 6/15/21	8,330,000	8,634,378
5% 6/15/22	12,265,000	12,917,989
Series AA, 5% 6/15/20	125,000	125,580
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/20	1,445,000	1,468,980
Rutgers State Univ. Rev. Series Q, 5% 5/1/22	490,000	527,157

TOTAL NEW JERSEY		108,902,297

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,490,000
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,300,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 5/1/21	795,000	815,155
4% 11/1/22	675,000	713,428

TOTAL NEW MEXICO		4,318,583

New York - 0.4%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 12/15/21 (b)	500,000	530,345
5% 12/15/22 (b)	1,000,000	1,084,600
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/21 (FSA Insured)	1,050,000	1,034,103
New York Dorm. Auth. Rev. Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	2,240,000	2,369,808
New York Metropolitan Trans. Auth. Rev. Series 2012 F, 5% 11/15/21	1,500,000	1,554,015
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (b)	1,500,000	1,597,080

TOTAL NEW YORK		8,169,951

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/21 (b)	870,000	923,392
Series 202, 5% 10/15/21 (b)	2,420,000	2,557,262

TOTAL NEW YORK AND NEW JERSEY		3,480,654

North Carolina - 0.1%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,836,834
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2012 B, 5% 1/1/21 (Escrowed to Maturity)	375,000	385,790

TOTAL NORTH CAROLINA		3,222,624

Ohio - 1.3%
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 5.46%, tender 4/2/20 (a)(c)	11,660,000	11,668,219
Series 2010 B, 5% 9/1/20	30,000	30,455
Series 2012 A, 5% 5/1/21	765,000	795,181
Series 2017 A:
5% 8/1/20	710,000	718,597
5% 8/1/22	700,000	758,009
Cleveland Arpt. Sys. Rev.:
Series 2018 A, 5% 1/1/22 (b)	1,000,000	1,059,400
Series 2019 B, 5% 1/1/21 (b)	800,000	820,649
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 5.14%, tender 11/15/21 (a)(c)	7,100,000	7,109,940
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	1,295,000	1,302,617
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	151,038
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	281,416
Series A, 5% 12/1/22	520,000	569,956
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	755,000	773,648
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23	465,000	510,700

TOTAL OHIO		26,549,825

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	510,000	538,596
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	335,000	335,208

TOTAL OKLAHOMA		873,804

Oregon - 0.6%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	11,040,000	11,774,822
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/20	310,000	315,791
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/23 (b)	900,000	985,509

TOTAL OREGON		13,076,122

Pennsylvania - 2.4%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,328,370
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Escrowed to Maturity) (b)	3,200,000	3,287,208
Series 2006 B:
5% 1/1/21 (Escrowed to Maturity) (b)	800,000	821,802
5% 1/1/22 (Escrowed to Maturity) (b)	625,000	664,250
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	433,276
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,925,000	1,932,315
Series B, 1.8%, tender 8/15/22 (a)	3,725,000	3,747,797
Luzerne County Series 2015 B, 5% 5/15/20 (FSA Insured)	1,150,000	1,155,027
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	365,341
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2010, 5% 6/15/21	1,750,000	1,764,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 5.06% 12/1/20 (a)(c)	5,100,000	5,061,729
SIFMA Municipal Swap Index + 0.430% 5.14% 12/1/21 (a)(c)	10,010,000	10,023,714
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 5.21% 12/1/21 (a)(c)	6,410,000	6,418,205
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	1,425,000	1,434,106
Series 2011 A, 5% 6/15/21 (b)	680,000	705,677
Series 2015 A, 5% 6/15/21 (b)	1,865,000	1,935,422
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/20	1,835,000	1,857,589
5% 8/1/21	1,770,000	1,857,279
Series 2016 14, 5% 10/1/20	2,645,000	2,694,011
Series 2017 15, 4% 8/1/20	370,000	373,339
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	154,913

TOTAL PENNSYLVANIA		48,015,370

Rhode Island - 0.3%
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (b)	550,000	580,195
Series A, 5% 12/1/21 (b)	500,000	527,535
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/20	3,500,000	3,511,361
5% 6/1/21	1,465,000	1,503,266

TOTAL RHODE ISLAND		6,122,357

South Carolina - 0.0%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	1,000,000	1,099,320
Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	975,159
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	700,000	724,727
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	5,810,000	5,802,552

TOTAL TENNESSEE		7,502,438

Texas - 2.1%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	1,200,000	1,301,148
Series 2019, 5% 11/15/22 (b)	2,250,000	2,439,653
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/20	675,000	686,829
5% 10/1/21	810,000	852,063
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,105,484
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2011 C, 5% 11/1/23	1,750,000	1,782,480
Series 2012 F:
5% 11/1/20 (b)	600,000	609,461
5% 11/1/22 (Pre-Refunded to 11/1/20 @ 100) (b)	1,790,000	1,825,209
Series 2014 D, 5% 11/1/21 (b)	4,690,000	4,968,164
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2015 3, 1 month U.S. LIBOR + 0.850% 1.502%, tender 4/2/20 (a)(c)	1,935,000	1,933,845
Series 2019 B, 5%, tender 12/1/22 (a)	1,385,000	1,499,830
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 5.13%, tender 12/1/22 (a)(c)	9,535,000	9,532,330
Series 2013 A, 5% 12/1/21	800,000	849,512
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 5.61% 6/1/22 (a)(c)	900,000	909,270
Series 2015, 5% 10/1/20	600,000	611,360
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	1,325,000	1,373,681
Series 2011 A, 5% 7/1/22 (b)	1,580,000	1,637,307
Series 2018 A, 5% 7/1/21 (b)	525,000	549,948
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	376,766
5% 10/15/21	185,000	194,592
Laredo Independent School District Series 2015, 5% 8/1/21	500,000	526,295
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/20	1,035,000	1,039,739
Series 2010, 5% 5/15/20	240,000	241,099
Series 2015 A, 5% 5/15/21	925,000	964,590
San Antonio Arpt. Sys. Rev.:
Series 2019 A, 5% 7/1/23 (b)	445,000	485,811
Series 2019 A:
5% 7/1/20 (b)	555,000	560,010
5% 7/1/21 (b)	725,000	758,343
5% 7/1/21 (b)	670,000	699,962
5% 7/1/22 (b)	560,000	596,966
5% 7/1/22 (b)	545,000	580,360
5% 7/1/23 (b)	400,000	436,024

TOTAL TEXAS		41,928,131

Virginia - 1.9%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,940,000	2,934,043
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (a)	2,900,000	2,927,144
Series 2008 B, 2.15%, tender 9/1/20 (a)	4,395,000	4,386,095
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	13,300,000	13,283,036
Series 2009 A, 2.15%, tender 9/1/20 (a)	13,890,000	13,861,857
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	600,000	613,950

TOTAL VIRGINIA		38,006,125

Washington - 0.6%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/21	1,105,000	1,132,923
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (b)	700,000	732,326
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/20 (b)	750,000	750,000
5% 4/1/21 (b)	1,565,000	1,620,441
Series 2016 B, 5% 10/1/22 (b)	900,000	978,993
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (b)	1,750,000	1,822,240
5% 6/1/23 (b)	845,000	932,356
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	3,405,000	3,416,166
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	705,000	740,426

TOTAL WASHINGTON		12,125,871

West Virginia - 1.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	19,500,000	19,886,100
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	4,455,000	4,563,301
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,820,000	2,811,870

TOTAL WEST VIRGINIA		27,261,271

Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/22 (b)	1,820,000	1,970,405
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	313,758
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B, 5%, tender 6/1/20 (a)	4,455,000	4,478,298
Series 2018 B, 5%, tender 1/26/22 (a)	4,660,000	4,974,597
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 5.16%, tender 7/27/22 (a)(c)	12,210,000	12,236,007
Series 2014 A, 5% 11/15/21	700,000	742,406
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/20	800,000	813,007

TOTAL WISCONSIN		25,528,478

TOTAL MUNICIPAL BONDS
(Cost $1,094,806,096)		1,090,716,102

Municipal Notes - 40.2%
Alabama - 0.8%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.9% 4/1/20, VRDN (a)(b)	4,800,000	$4,800,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.9% 4/1/20, VRDN (a)(b)	1,400,000	1,400,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.85% 4/1/20, VRDN (a)	10,930,000	10,930,000

TOTAL ALABAMA		17,130,000

Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 6.5% 4/7/20, VRDN (a)(b)	8,400,000	8,400,000
California - 1.4%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 4.96% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	704,000	704,000
Series Floaters ZM 06 41, 4.96% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	8,225,000	8,225,000
Series Floaters ZM 06 44, 4.96% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	11,235,000	11,235,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 4.8% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)(g)	4,985,000	4,985,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 5.18% 4/7/20, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	800,000	800,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 4.81% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,250,000	2,250,000

TOTAL CALIFORNIA		28,199,000

Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 5.06% 4/7/20, LOC Deutsche Bank AG, VRDN (a)	2,265,000	2,265,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 4.96% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	8,800,000	8,800,000
Series Floaters XM 07 15, 5.01% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	15,895,000	15,895,000

TOTAL COLORADO		26,960,000

Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.11% 4/1/20, VRDN (a)(b)	6,900,000	6,900,000
Florida - 4.3%
Aqua One Cmnty. Dev. District Participating VRDN Series Floaters XF 10 76, 4.96% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,955,000	8,955,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 4.96% 4/1/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	855,000	855,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 5.25% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	15,730,000	15,730,000
Broward County Indl. Dev. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.3% 4/1/20, VRDN (a)(b)	12,800,000	12,800,000
Series 2018, 1.1% 4/1/20, VRDN (a)(b)	1,000,000	1,000,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 4.13% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	45,740,000	45,740,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.1% 4/1/20, VRDN (a)(b)	1,600,000	1,600,000

TOTAL FLORIDA		86,680,000

Georgia - 0.4%
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) 1.02% 4/1/20, VRDN (a)	1,700,000	1,700,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.95% 4/1/20, VRDN (a)(b)	7,100,000	7,100,000

TOTAL GEORGIA		8,800,000

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 4.85% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,500,000	1,500,000
Illinois - 2.2%
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 3.35% 4/1/20 (Liquidity Facility Citibank NA) (a)(e)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 5.5% 4/7/20 (Liquidity Facility Citibank NA) (a)(e)(f)	12,705,000	12,705,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 3.85% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 4.96% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,730,000	8,730,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.7% 4/1/20, VRDN (a)(b)	11,800,000	11,800,000

TOTAL ILLINOIS		43,930,000

Indiana - 0.0%
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 4.5% 4/7/20, LOC PNC Bank NA, VRDN (a)(b)	850,000	850,000
Iowa - 1.6%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 5.35% 4/7/20, VRDN (a)(b)	31,540,000	31,540,000
Kentucky - 0.2%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,700,000	3,700,000
Louisiana - 3.8%
East Baton Rouge Parish Solid Waste Series 1998, 0.7% 4/1/20, VRDN (a)(b)	5,100,000	5,100,000
New Orleans Aviation Board Rev. Participating VRDN Series Floaters ZM 05 58, 3.25% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	7,500,000	7,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 7.5% 4/7/20, VRDN (a)	22,300,000	22,300,000
Series 2010 B1, 7.5% 4/7/20, VRDN (a)	33,760,000	33,760,000
St. Bernard Parish Exempt FAC Series 1996, 0.7% 4/1/20, VRDN (a)(b)	7,500,000	7,500,000

TOTAL LOUISIANA		76,160,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 5.15% 4/1/20, LOC TD Banknorth, NA, VRDN (a)(b)	170,000	170,000
Massachusetts - 2.3%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 4.96% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	13,550,000	13,550,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	27,000,000	27,011,880
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	900,000	902,695
Series 2019 B, 2.5% 7/9/20	2,700,000	2,705,635
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	2,581,000	2,588,091

TOTAL MASSACHUSETTS		46,758,301

Michigan - 0.2%
Waterford School District RAN Series 2019, 2% 9/23/20	4,760,000	4,776,489
Minnesota - 0.5%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	9,700,000	9,700,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.5% 4/1/20, VRDN (a)(b)	870,000	870,000
New Jersey - 1.9%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	5,800,000	5,820,034
Bloomingdale BAN Series 2020, 2.25% 2/26/21	6,600,000	6,660,814
Millburn Township Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	2,788,000	2,793,604
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	5,217,079	5,238,859
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	2,800,000	2,811,609
South Orange Village Township Rev. BAN Series 2019, 2.25% 12/18/20	4,380,000	4,411,933
Warren Township School District BAN Series 2019, 2.5% 7/23/20	4,200,000	4,210,032
Wood-Ridge Gen. Oblig. BAN Series 2019, 2% 9/11/20	5,533,442	5,552,488

TOTAL NEW JERSEY		37,499,373

New York - 6.3%
New York City Transitional Fin. Auth. Rev. Series 2011 A4 0.85% 4/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	870,000	870,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 4.81% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	900,000	900,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B:
5% 5/15/20	900,000	900,105
5% 5/15/21	13,400,000	13,791,280
5% 5/15/21	1,965,000	2,022,378
Series 2018 C, 5% 9/1/21	1,450,000	1,503,302
Series 2019 B, 5% 5/15/22	44,240,000	46,493,586
Series 2019 C, 4% 7/1/20	450,000	451,810
Series 2019 D1, 5% 9/1/22	32,115,000	33,962,576
South Glens Falls Central School District BAN Series 2019 B, 2.5% 7/24/20	1,056,654	1,059,201
Town of Colonie Albany County BAN Series 2020, 1.25% 3/12/21	12,500,000	12,445,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 4.8% 4/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	185,000	185,000
Watertown Enlarged City School District BAN Series 2019, 2.25% 6/30/20	12,357,147	12,388,307

TOTAL NEW YORK		126,972,545

North Carolina - 1.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 6.5% 4/7/20, VRDN (a)(b)	9,480,000	9,480,000
Series 2000 B, 6.5% 4/7/20, VRDN (a)(b)	15,100,000	15,100,000

TOTAL NORTH CAROLINA		24,580,000

Ohio - 0.1%
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	1,300,000	1,302,562
Summit County Indl. Dev. Rev. Series 2001, 4.5% 4/7/20, LOC Huntington Nat'l. Bank, VRDN (a)(b)	555,000	555,000

TOTAL OHIO		1,857,562

Pennsylvania - 0.0%
Pennsylvania Eco Dev. Fing. Auth. Series A3, 4.5% 4/7/20, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 5.36% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	4,625,000	4,625,000
Series Floaters XM 03 84, 4.91% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	10,000,000	10,000,000

TOTAL SOUTH CAROLINA		14,625,000

Texas - 7.3%
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) 6.1% 4/7/20, VRDN (a)(b)	19,500,000	19,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 4.91% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)(f)	8,370,000	8,370,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 0.7% 4/1/20, VRDN (a)(b)	4,700,000	4,700,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 0.7% 4/1/20, VRDN (a)(b)	9,970,000	9,970,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	9,100,000	9,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 7.6% 4/7/20, VRDN (a)(b)	89,185,000	89,185,000
Series 2010 C, 1.54% 4/1/20, VRDN (a)	5,065,000	5,065,000
San Antonio Arpt. Sys. Rev. 5.8% 4/1/20, LOC Bank of America NA, VRDN (a)(b)	1,200,000	1,200,000

TOTAL TEXAS		147,090,000

Utah - 1.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 4.96% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	20,500,000	20,500,000
Series 17 ZF 0540, 4.91% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,200,000	3,200,000
Series Floaters XM 06 99, 5.01% 4/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	6,400,000	6,400,000

TOTAL UTAH		30,100,000

Virginia - 0.5%
Longwood Hsg. Foundation LLC Participating VRDN Series DBE 80 39, 3.95% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
Washington - 0.5%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	9,730,000	9,730,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 3.25% 4/1/20 (Liquidity Facility Citibank NA) (a)(e)(f)	7,500,000	7,500,000
TOTAL MUNICIPAL NOTES
(Cost $816,112,431)		813,278,270
	Shares	Value

Money Market Funds - 5.6%
Fidelity Municipal Cash Central Fund 2.42% (h)(i)
(Cost $114,382,003)	114,370,563	114,381,980
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,025,300,530)		2,018,376,352
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,726,479
NET ASSETS - 100%		$2,025,102,831

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,985,000 or 0.2% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$414,848
Total	$414,848

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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